Other income and expenses - Other operating expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other income and expenses
Ifrs Other operating expense	€ 182	€ 1,284	€ 273
Miscellaneous other operating expense	172	1,092	23
Net foreign exchange loss	10	192	250
Share issue related cost	€ 779	€ 4,899	€ 0